ONcore Series of Variable Annuities

The Ohio National Life Insurance Company

Ohio National Variable Account A

Supplement dated December 3, 2012

to the Prospectuses dated May 1, 2012 and October 1, 2012

The following supplements and amends the prospectuses dated May 1, 2012 and October 1, 2012, as previously supplemented:

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

GLWB Plus

For GLWB Plus riders applied for on or after December 3, 2012, the deferral credit rider with age requirements is no longer available.

Additionally, for GLWB Plus riders applied for on or after December 3, 2012, the annual credit rate is 7%. The following replaces the first three paragraphs in Annual credit base:

With GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest (7% for riders applied for on or after December 3, 2012) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 8% simple interest [7% for riders applied for on or after December 3, 2012] is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a)	the GLWB base as of the prior contract anniversary, plus

(b)	net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c)	8% (7% for riders applied for on or after December 3, 2012) of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% (7% for riders applied for on or after December 3, 2012) annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

For Joint GLWB Plus riders applied for on or after December 3, 2012, the deferral credit rider with age requirements and the guaranteed principal protection rider with the Joint GLWB Plus are no longer available. Additionally, for Joint GLWB Plus riders applied for on or after December 3, 2012, the annual credit rate is 7%.

Summary of Optional Living Benefit Riders.

The following replace the summaries of the GLWB Plus and the Joint GLWB Plus in the Summary of Optional Living Benefit Riders table:

Optional Rider	Features	Who may want to consider the Rider	Charge

GLWB Plus

•    Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59 1/2 for the lifetime of the annuitant.

•    Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

•    GLWB base steps-up to current Contract Value each contract anniversary, if higher.

•    7% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

•    Option to exercise a guaranteed principal protection option on the 8th rider anniversary, adjusted for withdrawals. (This option terminates the GLWB benefit and certain associated death benefits.)

•    Investment restrictions (fewer available investment options).

•    Cannot purchase once the annuitant is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 0.95% (current)

Joint GLWB Plus

•    Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59 1/2 for the lifetime of the annuitant and the surviving spouse.

•    Available to two people who are legally married at the time the rider is issued.

•    Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

•    No guaranteed principal protection option on the 8th rider anniversary.

•    Investment restrictions (fewer available investment options).

•    Cannot purchase once either spouse is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.25% (current)

GLWB Plus Example

The following is added to the Appendix GLWB Plus Example:

The following provides an example of how the annual credit base and withdrawals work under GLWB Plus riders applied for on or after December 3, 2012.

GLWB Plus

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $214,300. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,285 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,715 was $164,285 ($179,000 — $10,715). Upon the excess withdrawal, your GLWB base is set equal to $164,273, i.e. $214,300 x (1 — $39,285/$168,285). Because the GLWB base after adjustment for the excess withdrawal of $164,273 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $164,273.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $11,499 (7% of $164,273 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $175,772 ($164,273 prior GLWB base + $11,499 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $185,772 ($175,772 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $174,273 ($164,273 prior Annual Credit

Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,199 (7% of $174,273 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $197,971 ($175,772 prior GLWB base + $10,000 additional purchase payment + $12,199 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $12,199 (7% of $174,273 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $210,170 for year nine and $222,370 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $12,199 (7% of $174,273 Annual Credit Calculation Base) and your GLWB base after year eleven is $234,569 ($222,370 prior GLWB base + $12,199 annual credit).